Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Contingency [Line Items]
Effective tax rate	0.00%	0.00%	(0.02%)	(0.15%)
Net operating loss carryforwards			$ 54,000	$ 49,000
Valuation allowance offset to deferred tax assets			15,919	13,538
Change in valuation allowance			$ 2,381	$ 4,877
U.S. Federal
Income Tax Contingency [Line Items]
Tax returns remain open to examination			2021 2022 2023
State
Income Tax Contingency [Line Items]
Tax returns remain open to examination			2021 2022 2023